Cost of Sales - Schedule of Cost of Sales (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
COST OF SALES
Inventories used		$ 82,516	$ 55,995	$ 93,869
Direct labor costs		107,590	103,601	88,690
Depreciation expense		42,488	55,480	65,853
Inventories written off	[1]	18,917	61,191	51,676
Total cost of sales		$ 251,511	$ 276,267	$ 300,088

[1]	Inventories written off include $Nil (2019: $Nil and 2018: $24,506) of items that expired during the year.